UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report

Report Pursuant to Section 15G of

The Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported)

February 10, 2023

LUMINACE HOLDINGS, LLC

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-06155

Central Index Key Number of securitizer: 0001917434

Daniel Biller

(646) 992-2440

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	[ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	[ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	[ x ]

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)	[ ]

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Luminace Holdings, LLC, as securitizer, has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LUMINACE HOLDINGS, LLC,
as Securitizer

By:	/s/ Daniel Biller

Name:	Daniel Biller
Title:	Legal Counsel & Assistant Secretary

Date: February 10, 2023